ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other consist
The Company’s accounts payable and other consist of the following:

AS AT DEC. 31 US$ MILLIONS	2021	2020
Accounts payable and accrued liabilities	$57	$4
Derivative liabilities	1	—
Other	7	2
Total accounts payable and other	$65	$6